ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Government subsidies	$ 23,213	$ 22,078
Deferred revenue	4,664	4,946
Other tax payable	2,803	3,653
Accrued payroll and welfare	1,653	1,913
Refund liabilities	2,285	1,377
Current operating lease liabilities	$ 930	$ 1,357
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Product warranty	$ 666	$ 499	$ 1,718	$ 2,573
Accrued expenses	757	123
Other current liabilities	556	1,630
Total	$ 37,527	$ 37,576